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                     PETROL INDUSTRIES, INC.
                      202 N. THOMAS, SUITE 4
                   SHREVEPORT, LA  71107-6539



                          June 1, 2005




Securities & Exchange Commission
Washington, DC  20549-0405

     RE:  Petrol Industries, Inc.
          Form 10-KSB/A
          File No. 0-3912

Dear Sirs:

     This letter is in response to your letter of May 25, enclosed please find our Form 10-KSB/A as revised in response to your comments.

INDEPENDENT AUDITOR'S REPORT, PAGE 9

 1.  The second paragraph has been revised to read as follows:

     "We conducted our audit in accordance with the standards of the Public
      Company Accounting Oversight Board (United States)."

 2.  The third paragraph has been revised to read as follows:

     "with United States generally accepted accounting principles."

CERTIFICATION

 2. The Section 302 Certifications have been revised to reflect the language adopted in SEC Release No. 33-8238. See also Exhibit 31 and 32 at Item (601(6) of Regulation S-B.

     Petrol Industries, Inc. (the "Company) hereby acknowledges that:

     * The Company is responsible for the adequacy and accuracy of the disclosure in the filing.

     * Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

     * The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                          Sincerely,

                                          PETROL INDUSTRIES, INC.

                                          S/Joseph M. Rodano

                                          Joseph M. Rodano
                                          President and Treasurer